CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 562,320	$ 286,487	$ 628,395
Accounts receivable, net	26,231,722	26,858,114	23,440,650
Accounts receivable - related party	2,299,982	2,901,300	3,468,564
Marketable securities	10,333	11,468	222,792
Inventory	3,595,814	3,147,276	3,292,557
Loans receivable	358,982	377,590	0
Prepaid expenses and other current assets	1,725,111	2,987,687	5,148,441
Prepaid expenses and other current assets - related party	4,120,335	3,263,241	3,468,653
Operating lease right-of-use asset	858,025	834,468	833,763
Financing lease right-of-use asset	237,154	211,099	269,131
TOTAL CURRENT ASSETS	39,999,778	40,878,730	40,772,946
Property and equipment, net	1,619,227	1,888,052	1,757,213
Goodwill and intangible assets, net	741,003	485,767	230,506
Loans receivable - long term portion	3,897,876	4,410,689	0
Other assets	875,011	915,250	905,318
Deferred tax assets	709,546	850,774	178,430
TOTAL ASSETS	47,842,441	49,429,262	43,844,413
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,171,467	12,126,626	11,973,981
Accounts payable and accrued expenses - related party	529,512	599,125	1,733
Accrued interest	1,429,722	1,019,889	742,374
Lines of credit	4,795,680	4,743,557	4,573,815
Convertible notes payable, net of unamortized discount of $5,744 and $258,938, respectively	619,256	381,062	952,027
Derivative liability - convertible note	41,291	45,665	460,728
Notes payable	12,120,437	5,462,504	12,042,712
Notes payable - related party	429,438	464,264	501,675
Loans payable	1,000,000	1,000,000	0
Loans payable - related party	1,281,802	1,293,472	1,629,246
Taxes payable	1,125,351	1,324,722	760,446
Operating lease liability, current portion	134,833	138,450	200,204
Financing lease liability, current portion	80,150	73,078	89,926
Other current liabilities	1,112,421	1,255,824	361,340
TOTAL CURRENT LIABILITIES	35,871,360	29,928,238	34,290,207
Share settled debt obligation	1,554,590	1,554,590	1,554,590
Lines of credit - long-term portion	191,825	366,171	502,869
Notes payable - long term portion	1,179,626	12,356,384	10,771,882
Operating lease liability, net of current portion	723,190	696,015	590,538
Financing lease liability, net of current portion	167,187	148,401	188,172
Other liabilities			107,168
TOTAL LIABILITIES	39,687,778	45,049,799	48,005,426
Commitments and Contingencies (see Note 14)	0	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2021 and 2020			0
Common stock, $0.001 par value; 300,000,000 shares authorized; 23,998,857 and 17,544,509 shares issued and 23,611,433 and 17,157,085 outstanding as of June 30, 2022 and December 31, 2021, respectively	23,997	17,544	13,484
Additional paid-in capital	59,861,359	39,675,753	14,333,285
Treasury stock	(816,707)	(816,707)	(611,854)
Accumulated deficit	(52,352,868)	(34,345,506)	(18,750,824)
Accumulated other comprehensive loss	(1,585,725)	(151,621)	854,896
TOTAL STOCKHOLDERS' EQUITY	5,130,056	4,379,463	(4,161,013)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	47,842,441	49,429,262	$ 43,844,413
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2021 and 2020	$ 3,024,607	$ 0